Other Comprehensive Income (Loss) - Summary of Components of Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Other comprehensive income [abstract]
Changes in financial assets measured at FVOCI during the year	¥ 259	¥ (1,049)	¥ (38)
Related tax effects	(129)	321	12
Net	130	(728)	(26)
Exchange differences on translation of foreign operations	1,763	(2,438)	4,900
Related tax effects	0	0	0
Net	1,763	(2,438)	4,900
Other comprehensive income (loss) for the year, net of tax	¥ 1,893	¥ (3,166)	¥ 4,874